25. Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Due from related parties	$ 194	$ 154
Operation expenses	16,764	26,361	$ 14,009
SPI China [Member]
Operation expenses	$ 378	$ 653